Post-employment Benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	R$ 956,298
2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	984,382
2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,012,874
2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,040,422
2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,067,781
2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	29,363,422
Unified Plan [Member] | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	559,776
Unified Plan [Member] | 2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	570,406
Unified Plan [Member] | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	581,018
Unified Plan [Member] | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	590,076
Unified Plan [Member] | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	598,035
Unified Plan [Member] | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	12,470,035
Plan III [Member] | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	341,601
Plan III [Member] | 2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	351,612
Plan III [Member] | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	361,682
Plan III [Member] | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	371,732
Plan III [Member] | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	381,744
Plan III [Member] | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	11,207,174
Assistance Plan [Member] | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	54,921
Assistance Plan [Member] | 2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	62,364
Assistance Plan [Member] | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	70,174
Assistance Plan [Member] | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	78,614
Assistance Plan [Member] | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	88,002
Assistance Plan [Member] | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	R$ 5,686,213